Business Acquisitions (Details 11) - USD ($)	Sep. 30, 2020	Jul. 06, 2020	Dec. 31, 2019	Jan. 09, 2019
Intangible assets:
Goodwill	$ 75,538,127		$ 56,386,796
Virtual Network Communications, Inc. [Member]
Inventory		$ 157,727
Prepaid expenses		15,000
Intangible assets:
Goodwill		19,151,331
Technology		23,992
Licenses		410,000
Total assets		19,758,050
Accounts payable and other accrued liabilities		5,000
Interest payable		35
Note payable		24,028
Total purchase consideration		$ 19,728,987